RECLAMATION OBLIGATIONS (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Reclamation obligations (note 13)	$ (815)		$ (826)
Reclamation obligations, ending	$ 37,532	$ 37,532,000	38,420	$ 38,420,000
Reclamation Obligations
Statement [Line Items]
Reclamation obligations, Beginning		38,420		$ 32,512
Accretion		1,343,000	1,352
Reclamation obligations (note 13)		(815,000)	(826)
Liability adjustments-income statement (note 20)		(585,000)	3,595
Liability adjustments-balance sheet (note 10)		(831,000)	1,787
Reclamation obligations, ending		$ 37,532,000	$ 38,420